Submission	May 29, 2025
Submission [Line Items]
Central Index Key	0001723690
Registrant Name	Bilibili Inc.
Registration File Number	333-269158
Form Type	F-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES